Related party transactions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 11,205	$ 8,586
Total employee benefits recognized in general and administrative expenses, employee benefit plan expenses, and share-based payments	$ 39,900	$ 37,500